Income Tax (Reconciliation of Unrecognized Tax Benefits) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of Unrecognized Tax Benefits
Balance at January 1,		$ 779	$ 774	$ 708
Additions for tax positions of prior years (1)		579	74	117
Reductions for tax positions of prior years	$ (792)	(24)	(88)	(37)
Additions for tax positions of current year		28	23	39
Reductions for tax positions of current year		(1)	0	(1)
Settlements with tax authorities		(38)	(4)	(52)
Balance at December 31,		1,323	779	774
Unrecognized tax benefits that, if recognized would impact the effective rate		$ 1,268	$ 690	$ 661